INCOME TAXES (Schedule of Income Tax Benefit (Provision)) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Current	$ (1,345,000)	$ (1,563,000)
Deferred	(370,000)	(576,000)
Change in valuation allowance	1,715,000	2,139,000
Total